EPS impact of Convertible Debt (Details) (3.25% Senior Subordinated Convertible Notes Due 2024 [Member], USD $) Share data in Millions			12 Months Ended
	Dec. 31, 2010	Nov. 09, 2006	Dec. 31, 2010 $40.20	Dec. 31, 2010 $41.20	Dec. 31, 2010 $45.00	Dec. 31, 2010 $50.00	Dec. 31, 2010 $55.00	Dec. 31, 2010 $60.00	Dec. 31, 2010 $65.00	Dec. 31, 2010 $70.00
Schedule of Convertible Debt Potential Share Increase [Line Items]
Principal Outstanding	$ 329,300,000
Conversion Price per Share	40.20	40.20
Trigger Price	$ 48.24	$ 48.24
Total Potential Shares			0	0.2	0.9	1.6	2.2	2.7	3.1	3.5